Distribution Date:	01/16/26	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278PAW0	2.097300%	29,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	58,068,004.85	44,434.14	144,894.19	0.00	0.00	189,328.33	58,023,570.71	21.67%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	27,806,624.55	645,172.90	69,219.96	0.00	0.00	714,392.86	27,161,451.65	21.67%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	21.67%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	21.67%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	21.67%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	16.85%	15.75%
C	90278PBF6	3.919921%	30,672,000.00	30,672,000.00	0.00	100,193.17	0.00	0.00	100,193.17	30,672,000.00	12.44%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	9.50%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	7.22%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	5.08%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	4.01%	3.75%
NR-RR	90278PAQ3	3.919921%	27,884,548.00	27,884,548.00	0.00	27,747.21	0.00	0.00	27,747.21	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	695,563,177.40	689,607.04	1,721,291.91	0.00	0.00	2,410,898.95	694,873,570.36

X-A	90278PBB5	0.976618%	520,497,000.00	472,492,629.40	0.00	384,537.20	0.00	0.00	384,537.20	471,803,022.36
X-B	90278PBC3	0.345825%	136,630,000.00	136,630,000.00	0.00	39,375.08	0.00	0.00	39,375.08	136,630,000.00
X-D	90278PAA8	1.419921%	36,249,000.00	36,249,000.00	0.00	42,892.25	0.00	0.00	42,892.25	36,249,000.00
X-F	90278PAC4	1.113021%	14,872,000.00	14,872,000.00	0.00	13,794.04	0.00	0.00	13,794.04	14,872,000.00
X-G	90278PAE0	1.113021%	7,435,000.00	7,435,000.00	0.00	6,896.09	0.00	0.00	6,896.09	7,435,000.00
Notional SubTotal			715,683,000.00	667,678,629.40	0.00	487,494.66	0.00	0.00	487,494.66	666,989,022.36

Deal Distribution Total					689,607.04	2,208,786.57	0.00	0.00	2,898,393.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278PAX8	839.61834659	0.64248323	2.09505769	0.00000000	0.00000000	0.00000000	0.00000000	2.73754092	838.97586336
A-SB	90278PAY6	780.42729582	18.10757508	1.94274376	0.00000000	0.00000000	0.00000000	0.00000000	20.05031883	762.31972074
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.26660048	0.00000000	0.00000000	0.00000000	0.00000000	3.26660048	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	0.99507476	2.27152579	23.74005776	0.00000000	0.00000000	0.99507476	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	907.77205133	0.00000000	0.73878850	0.00000000	0.00000000	0.00000000	0.00000000	0.73878850	906.44715024
X-B	90278PBC3	1,000.00000000	0.00000000	0.28818766	0.00000000	0.00000000	0.00000000	0.00000000	0.28818766	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.18326712	0.00000000	0.00000000	0.00000000	0.00000000	1.18326712	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	0.92751748	0.00000000	0.00000000	0.00000000	0.00000000	0.92751748	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	0.92751715	0.00000000	0.00000000	0.00000000	0.00000000	0.92751715	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/25 - 12/30/25	30	0.00	144,894.19	0.00	144,894.19	0.00	0.00	0.00	144,894.19	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	69,219.96	0.00	69,219.96	0.00	0.00	0.00	69,219.96	0.00
A-3	12/01/25 - 12/30/25	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	12/01/25 - 12/30/25	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	12/01/25 - 12/30/25	30	0.00	384,537.20	0.00	384,537.20	0.00	0.00	0.00	384,537.20	0.00
X-B	12/01/25 - 12/30/25	30	0.00	39,375.08	0.00	39,375.08	0.00	0.00	0.00	39,375.08	0.00
X-D	12/01/25 - 12/30/25	30	0.00	42,892.25	0.00	42,892.25	0.00	0.00	0.00	42,892.25	0.00
X-F	12/01/25 - 12/30/25	30	0.00	13,794.04	0.00	13,794.04	0.00	0.00	0.00	13,794.04	0.00
X-G	12/01/25 - 12/30/25	30	0.00	6,896.09	0.00	6,896.09	0.00	0.00	0.00	6,896.09	0.00
A-S	12/01/25 - 12/30/25	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	12/01/25 - 12/30/25	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	12/01/25 - 12/30/25	30	0.00	100,193.17	0.00	100,193.17	0.00	0.00	0.00	100,193.17	0.00
D	12/01/25 - 12/30/25	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	12/01/25 - 12/30/25	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	12/01/25 - 12/30/25	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	12/01/25 - 12/30/25	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	12/01/25 - 12/30/25	30	596,691.16	91,087.68	0.00	91,087.68	63,340.47	0.00	0.00	27,747.21	661,980.78
Totals			596,691.16	2,272,127.04	0.00	2,272,127.04	63,340.47	0.00	0.00	2,208,786.57	661,980.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	2,898,393.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,358,411.75	Master Servicing Fee	3,191.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,352.18
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.48
ARD Interest	0.00	Operating Advisor Fee	1,209.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,358,411.75	Total Fees	10,547.12

Principal		Expenses/Reimbursements
Scheduled Principal	689,607.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	37,573.30
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,767.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	689,607.04	Total Expenses/Reimbursements	63,340.47

		Interest Reserve Deposit	75,737.57

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,208,786.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	689,607.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,898,393.61
Total Funds Collected	3,048,018.79	Total Funds Distributed	3,048,018.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	695,563,178.17	695,563,178.17	Beginning Certificate Balance	695,563,177.40
(-) Scheduled Principal Collections	689,607.04	689,607.04	(-) Principal Distributions	689,607.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	694,873,571.13	694,873,571.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	696,023,078.38	696,023,078.38	Ending Certificate Balance	694,873,570.36
Ending Actual Collateral Balance	695,471,006.73	695,471,006.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP	Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP
5,000,000 or less	14	43,259,098.64	6.23%	47	4.2906	1.973305	1.55 or less	18	221,736,327.31	31.91%	34	4.1225	1.098532
5,000,001 to 10,000,000	18	141,709,606.04	20.39%	36	4.2111	1.952314	1.56 to 1.65	2	15,709,067.02	2.26%	(15)	4.9795	1.560000
10,000,001 to 15,000,000	16	202,111,014.67	29.09%	47	4.0245	2.467823	1.66 to 1.75	2	5,498,253.75	0.79%	47	4.2833	1.708143
15,000,001 to 20,000,000	5	94,698,612.29	13.63%	46	3.5315	2.880687	1.76 to 1.85	4	32,724,475.79	4.71%	46	3.9850	1.829860
20,000,001 to 25,000,000	4	93,179,522.84	13.41%	47	3.8104	2.231239	1.86 to 1.95	4	41,083,324.66	5.91%	47	4.0028	1.926766
25,000,001 to 30,000,000	1	30,000,000.00	4.32%	38	3.9140	2.750200	1.96 to 2.05	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	2	70,000,000.00	10.07%	16	3.6325	1.028500	2.06 to 2.25	8	102,887,570.81	14.81%	47	4.0344	2.175195
Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073	2.26 to 2.45	5	31,456,891.46	4.53%	47	3.9886	2.342372
							2.46 to 2.65	2	5,651,473.99	0.81%	47	3.8832	2.545295
							2.66 to 2.85	4	56,700,000.00	8.16%	42	3.7116	2.760662
							2.86 or greater	11	161,510,469.69	23.24%	47	3.5493	3.783552
							Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP	North Dakota	1	286,576.20	0.04%	47	4.8500	0.842600
Arizona	4	25,983,623.23	3.74%	45	3.8456	1.626361	Ohio	3	22,525,889.16	3.24%	46	3.8631	2.811529
Arkansas	1	5,072,717.58	0.73%	47	3.4970	2.403000	Oklahoma	6	14,847,719.16	2.14%	47	4.4218	2.820574
California	9	110,924,967.49	15.96%	27	3.5989	2.059020	Oregon	2	3,408,947.27	0.49%	47	4.2939	2.180413
Colorado	2	8,960,124.94	1.29%	47	4.0365	2.310484	Pennsylvania	7	28,477,745.14	4.10%	47	4.0056	1.694359
Florida	3	20,487,243.57	2.95%	47	4.6534	2.605801	South Dakota	1	412,085.18	0.06%	47	4.8500	0.842600
Georgia	4	38,608,978.94	5.56%	47	3.6420	3.135365	Tennessee	7	34,256,220.87	4.93%	47	4.0199	2.733952
Illinois	3	27,095,150.07	3.90%	47	3.8799	2.880828	Texas	7	31,503,910.89	4.53%	47	4.1172	2.019107
Indiana	6	23,540,910.60	3.39%	46	3.3481	3.913232	Utah	2	4,449,872.38	0.64%	46	4.0374	2.526693
Iowa	3	2,795,792.98	0.40%	46	3.4495	4.164730	Virginia	2	4,451,007.60	0.64%	46	2.9634	5.317803
Kansas	5	2,479,537.46	0.36%	47	4.8500	0.842600	Wisconsin	1	9,381,164.95	1.35%	47	4.1150	2.124900
Kentucky	2	6,251,143.92	0.90%	47	3.7503	3.358999	Wyoming	6	5,495,203.46	0.79%	47	4.8500	0.842600
Louisiana	1	549,514.84	0.08%	47	4.8500	0.842600	Totals	126	694,873,571.13	100.00%	41	3.9372	2.220073
Maryland	3	6,201,531.79	0.89%	46	3.8121	3.307384
									Property Type³
Massachusetts	1	2,979,414.30	0.43%	45	4.3400	0.884700
Minnesota	1	112,038.72	0.02%	47	4.8500	0.842600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	3,049,417.57	0.44%	47	4.8300	2.327300		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	54,175,990.72	7.80%	46	3.9937	1.616974	Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP
Montana	2	1,121,339.57	0.16%	47	4.8500	0.842600	Industrial	14	58,843,720.23	8.47%	46	3.3698	4.127748
Nebraska	4	3,114,181.21	0.45%	47	4.8500	0.842600	Lodging	57	131,867,694.69	18.98%	47	4.3415	2.060691
Nevada	2	25,840,879.90	3.72%	(13)	4.9756	1.209270	Mixed Use	2	46,202,027.82	6.65%	47	3.8389	1.505275
New Jersey	1	1,090,781.89	0.16%	47	4.2000	1.424500	Mobile Home Park	2	13,651,473.99	1.96%	47	3.6797	3.543791
New Mexico	3	2,901,521.42	0.42%	47	4.8500	0.842600	Multi-Family	18	143,138,626.85	20.60%	46	4.0907	1.813997
New York	8	127,007,200.06	18.28%	44	3.8719	1.776992	Office	16	178,610,568.84	25.70%	24	3.8540	1.959732
North Carolina	2	15,117,509.66	2.18%	47	3.9626	2.073315	Other	1	28,000,000.00	4.03%	47	3.6607	1.553400
							Retail	13	74,643,742.25	10.74%	47	3.7799	2.540612
							Totals	126	694,873,571.13	100.00%	41	3.9372	2.220073

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP	Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP
	3.5000% or less	9	145,772,717.58	20.98%	32	3.1728	2.970352	12 months or less	23	207,826,387.75	29.91%	47	4.1296	2.049351
	3.5001% to 3.7000%	5	73,323,056.67	10.55%	46	3.6390	2.447148	13 months to 24 months	3	25,045,225.16	3.60%	47	4.1811	2.159274
	3.7001% to 3.9000%	5	70,020,130.46	10.08%	47	3.8102	2.589501	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.9001% to 4.1000%	10	140,433,669.34	20.21%	45	3.9618	1.959844	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.1001% to 4.3000%	11	86,323,393.55	12.42%	47	4.1729	2.088105	49 months or greater	34	442,086,241.57	63.62%	38	3.8318	2.298227
	4.3001% to 4.5000%	4	38,890,134.80	5.60%	46	4.3804	1.735822	Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073
	4.5001% to 4.7000%	6	50,527,079.62	7.27%	46	4.5898	1.616441
	4.7001% or greater	10	69,667,672.46	10.03%	25	4.9085	1.400886
	Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP	Defeased	3	19,915,716.65	2.87%	46	3.9616	NAP
	110 months or less	60	674,957,854.48	97.13%	41	3.9365	2.216439	Interest Only	60	674,957,854.48	97.13%	41	3.9365	2.216439
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	60,874,529.34	8.76%	31	4.1283	2.427200			No outstanding loans in this group
	Totals	63	694,873,571.13	100.00%	41	3.9372	2.220073

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	99,548.75	0.00	0.00	N/A	11/06/24	--	35,000,000.00	35,000,000.00	06/06/25
2	310951439	MF	St Louis	MO	Actual/360	3.962%	119,410.28	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	01/11/26
3	323000003	LO	Various	Various	Actual/360	4.850%	80,785.99	71,508.09	0.00	N/A	12/06/29	--	19,343,501.92	19,271,993.83	11/06/25
3A	323000103				Actual/360	4.850%	32,314.40	28,603.23	0.00	N/A	12/06/29	--	7,737,400.96	7,708,797.73	11/06/25
4	323000004	IN	Various	Various	Actual/360	4.115%	85,918.18	40,423.80	0.00	N/A	12/06/29	--	24,246,889.97	24,206,466.17	01/06/26
4A	323000104				Actual/360	4.115%	16,459.42	7,744.03	0.00	N/A	12/06/29	--	4,644,997.78	4,637,253.75	01/06/26
5	323000005	OF	New York	NY	Actual/360	3.914%	101,111.67	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	01/11/26
6	453012235	IN	Various	Various	Actual/360	2.653%	45,695.03	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	01/07/26
6A	453012236				Actual/360	2.653%	22,847.52	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	01/07/26
7	323000007	MU	New York	NY	Actual/360	3.470%	59,761.11	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	01/06/26
7A	323000107				Actual/360	3.470%	29,880.56	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	01/06/26
8	323000008	98	New York	NY	Actual/360	3.661%	78,807.17	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	01/06/26
8A	323000108				Actual/360	3.661%	9,456.86	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	01/06/26
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	40,151.93	13,404.89	0.00	N/A	10/06/24	10/06/25	9,364,040.10	9,350,635.21	11/06/25
9A	323000109				Actual/360	4.979%	40,151.93	13,404.89	0.00	N/A	10/06/24	10/06/25	9,364,040.10	9,350,635.21	11/06/25
9B	323000209				Actual/360	4.979%	27,303.31	9,115.33	0.00	N/A	10/06/24	10/06/25	6,367,547.14	6,358,431.81	11/06/25
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	77,734.44	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	01/01/26
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	63,552.88	41,792.53	0.00	N/A	10/11/29	--	20,164,849.20	20,123,056.67	12/11/25
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	01/09/26
13	323000013	LO	Various	Various	Actual/360	4.340%	56,035.87	40,702.72	0.00	N/A	10/05/29	--	14,993,989.66	14,953,286.94	01/05/26
14	323000014	RT	Various	Various	Actual/360	3.786%	50,380.18	26,633.00	0.00	N/A	11/06/29	--	15,453,251.46	15,426,618.46	01/06/26
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	24,885.23	8,134.34	0.00	N/A	11/06/29	--	6,390,751.36	6,382,617.02	01/06/26
15A	323000115				Actual/360	4.522%	19,142.49	6,257.18	0.00	N/A	11/06/29	--	4,915,962.60	4,909,705.42	01/06/26
15B	323000215				Actual/360	4.522%	19,142.49	6,257.18	0.00	N/A	11/06/29	--	4,915,962.60	4,909,705.42	01/06/26
16	307331195	LO	Cary	NC	Actual/360	3.940%	44,322.26	25,587.24	0.00	N/A	12/06/29	--	13,063,708.36	13,038,121.12	01/06/26
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	54,942.81	18,755.90	0.00	N/A	12/06/29	--	14,468,152.73	14,449,396.83	01/06/26
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	57,436.11	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	08/05/23
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	42,781.99	25,394.09	0.00	N/A	12/11/29	--	12,824,551.75	12,799,157.66	01/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	44,264.56	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	01/01/26
21	28202321	RT	Parma	OH	Actual/360	4.180%	45,107.32	23,191.76	0.00	N/A	12/06/29	--	12,531,744.23	12,508,552.47	01/06/26
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	45,085.04	23,377.36	0.00	N/A	12/06/29	--	12,465,909.08	12,442,531.72	01/06/26
23	323000023	RT	Reading	PA	Actual/360	3.963%	39,075.36	32,170.00	0.00	N/A	12/06/29	--	11,450,374.26	11,418,204.26	01/06/26
24	323000024	OF	Various	TX	Actual/360	4.278%	45,939.99	20,175.11	0.00	N/A	12/01/29	--	12,470,702.04	12,450,526.93	01/01/26
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	36,885.69	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	01/01/26
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	36,635.97	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	01/01/26
27	28002309	MF	Memphis	TN	Actual/360	4.042%	38,693.64	18,887.14	0.00	N/A	11/06/29	--	11,116,909.56	11,098,022.42	01/06/26
28	323000028	LO	Tampa	FL	Actual/360	4.644%	44,511.67	16,806.32	0.00	N/A	12/06/29	--	11,130,699.10	11,113,892.78	01/06/26
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	35,847.62	20,351.41	0.00	N/A	12/01/29	--	10,459,672.95	10,439,321.54	12/01/24
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	33,815.83	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	01/01/26
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	33,152.78	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	01/06/26
32	323000032	MF	Bronx	NY	Actual/360	3.990%	33,671.17	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	01/01/26
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	34,776.85	11,522.64	0.00	N/A	12/01/29	--	8,722,681.62	8,711,158.98	01/01/26
34	323000034	OF	Boulder	CO	Actual/360	4.031%	30,893.14	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	01/06/26
36	303161356	LO	Early	TX	Actual/360	4.140%	25,406.54	19,583.66	0.00	N/A	12/01/29	--	7,126,660.27	7,107,076.61	01/01/26
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	25,897.13	11,753.25	0.00	N/A	12/06/29	--	7,956,107.59	7,944,354.34	01/06/26
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	27,609.98	19,141.41	0.00	N/A	12/06/29	--	6,286,902.51	6,267,761.10	01/06/26
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	21,850.84	13,219.89	0.00	N/A	12/06/29	--	6,627,101.24	6,613,881.35	01/06/26
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	24,089.58	0.00	0.00	N/A	12/06/29	08/06/29	7,500,000.00	7,500,000.00	01/06/26
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	22,809.28	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	01/01/26
42	28002320	MF	New York	NY	Actual/360	4.714%	26,486.79	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	01/06/26
43	323000043	MF	Tampa	FL	Actual/360	4.412%	22,082.40	10,513.15	0.00	N/A	09/06/29	--	5,812,348.45	5,801,835.30	01/06/26
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	20,939.69	9,933.44	0.00	N/A	12/06/29	--	5,500,353.89	5,490,420.45	12/06/25
45	323000045	OF	Springdale	AR	Actual/360	3.497%	15,302.35	8,914.58	0.00	N/A	12/06/29	--	5,081,632.16	5,072,717.58	01/06/26
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	16,069.35	8,381.51	0.00	N/A	11/06/29	--	4,443,137.82	4,434,756.31	01/06/26
47	323000047	LO	Florence	KY	Actual/360	4.369%	15,077.85	10,698.04	0.00	N/A	12/06/29	--	4,007,728.62	3,997,030.58	01/06/26
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	13,591.78	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	01/11/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
49	323000049	LO	New Albany	MS	Actual/360	4.830%	12,715.01	7,687.85	0.00	N/A	12/01/29	--	3,057,105.42	3,049,417.57	01/01/26
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	9,999.91	5,039.99	0.00	N/A	12/06/29	--	2,719,625.16	2,714,585.17	01/06/26
51	410952200	MH	Boring	OR	Actual/360	4.135%	9,454.08	3,647.15	0.00	N/A	12/11/29	--	2,655,121.14	2,651,473.99	01/11/26
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	7,380.28	8,976.66	0.00	N/A	11/11/29	--	2,088,365.20	2,079,388.54	01/11/26
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	3,951.93	1,916.28	0.00	N/A	12/06/29	--	1,092,698.17	1,090,781.89	01/06/26
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,787.37	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	01/06/26
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,847.95	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	01/06/26
Totals							2,358,411.75	689,607.04	0.00				695,563,178.17	694,873,571.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,168,714.00	0.00	--	--	05/12/25	10,975,986.92	61,383.36	67,908.48	625,304.00	0.00	0.00
2	2,792,692.13	1,577,061.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,907,177.00	01/01/25	06/30/25	--	0.00	0.00	152,047.89	308,248.20	215,982.07	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	60,819.15	124,975.24	0.00	0.00
4	4,138,495.40	3,039,225.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	55,953,696.00	43,036,059.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	35,212,462.82	28,230,714.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,520,549.92	1,570,086.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	3,989,250.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,111,183.00	1,870,864.00	01/01/25	06/30/25	--	0.00	0.00	53,437.64	107,073.97	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	53,437.64	160,612.31	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	36,337.60	109,216.37	0.00	0.00
10	3,238,162.59	3,457,556.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,146,849.17	2,283,198.45	01/01/25	06/30/25	--	0.00	0.00	105,302.00	105,302.00	0.00	0.00
12	127,331,608.90	93,480,974.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,676,146.04	1,394,802.97	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,868,260.44	2,126,908.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,765,313.00	1,301,614.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,062,583.61	1,981,342.03	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,478,380.00	2,035,986.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	01/13/25	1,611,150.76	31,480.88	50,873.09	1,605,484.40	1,505,964.79	0.00
19	2,861,322.96	2,918,319.11	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	2,030,109.17	1,566,015.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,264,242.93	5,927,054.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,579,483.84	1,440,813.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,318,494.43	1,525,083.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,505,103.60	1,150,384.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,781,829.74	1,223,719.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,303,779.24	977,834.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,547,981.10	1,724,914.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,106,098.68	2,778,704.16	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	608,031.46	343,348.23	01/01/25	06/30/25	05/12/25	0.00	0.00	56,065.91	730,296.34	14,046.49	0.00
30	1,399,325.51	1,134,001.26	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,605,010.66	1,978,969.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	588,630.97	268,926.95	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	929,617.17	936,725.46	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	835,090.46	637,915.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,134,832.34	1,309,566.51	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	518,481.00	84,693.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	795,143.27	855,660.43	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	534,172.70	292,166.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	539,971.00	425,602.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	793,423.01	359,956.97	01/01/25	09/30/25	--	0.00	0.00	30,861.29	30,861.29	0.00	0.00
45	692,888.46	530,385.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	4,097,090.00	3,293,272.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	641,117.00	641,489.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	438,561.49	352,368.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	590.49	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	451,426.34	162,919.73	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	237,219.60	118,610.78	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	401,510.47	304,081.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	434,181.53	282,690.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	101,435.00	50,717.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	64,582.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	60,600.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	309,026,612.96	233,464,047.42				12,587,137.68	92,864.24	667,090.69	3,907,374.12	1,736,583.84	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	2	26,980,791.56	0	0.00	2	24,939,321.54	0	0.00	2	26,980,791.56	0	0.00	0	0.00	0	0.00	3.937175%	3.879277%	41
12/17/25	0	0.00	0	0.00	2	24,959,672.95	0	0.00	2	27,080,902.88	0	0.00	0	0.00	0	0.00	3.937530%	3.879617%	42
11/18/25	0	0.00	0	0.00	2	24,981,109.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.937904%	3.879975%	43
10/20/25	0	0.00	0	0.00	2	25,001,318.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938254%	3.880311%	44
09/17/25	0	0.00	0	0.00	2	25,022,617.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938624%	3.880666%	45
08/15/25	1	8,004,400.21	0	0.00	2	25,042,684.24	0	0.00	0	0.00	0	0.00	2	154,134.72	0	0.00	3.938970%	3.880997%	46
07/17/25	1	8,015,958.64	0	0.00	2	25,062,682.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.939513%	3.881481%	47
06/17/25	1	8,028,319.81	2	27,836,677.83	2	25,083,778.77	0	0.00	0	0.00	3	25,318,283.00	0	0.00	0	0.00	3.939876%	3.881829%	48
05/16/25	3	35,973,030.15	0	0.00	2	25,103,636.78	0	0.00	0	0.00	0	0.00	2	811,537.96	0	0.00	3.940214%	3.882153%	49
04/17/25	0	0.00	0	0.00	2	25,124,597.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941619%	3.883306%	50
03/17/25	0	0.00	1	10,644,316.15	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941948%	3.883622%	51
02/18/25	1	20,589,991.86	1	10,667,493.36	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.950836%	3.892659%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	323000001	06/06/25	6	5	67,908.48	625,304.00	0.00	35,000,000.00	11/19/24	5
3	323000003	11/06/25	1	1	152,047.89	308,248.20	5,722,950.30	19,416,421.31	04/30/24	3	06/26/24		11/12/25
3A	323000103	11/06/25	1	1	60,819.15	124,975.24	0.00	7,767,672.14	04/30/24	3	06/26/24		11/12/25
9	323000009	11/06/25	1	5	53,437.64	107,073.97	17,676.70	9,378,679.46	10/15/24	11
9A	323000109	11/06/25	1	5	53,437.64	160,612.31	0.00	9,378,679.46	10/15/24	11
9B	323000209	11/06/25	1	5	36,337.60	109,216.37	0.00	6,377,501.91	10/15/24	11
11	310952591	12/11/25	0	B	105,302.00	105,302.00	0.00	20,164,849.20
18	323000018	08/05/23	28	6	50,873.09	1,605,484.40	1,907,537.38	14,500,000.00	03/17/21	2
29	323000029	12/01/24	12	6	56,065.91	730,296.34	35,465.39	10,706,570.68	11/06/24	13
44	323000044	12/06/25	0	B	30,861.29	30,861.29	6,140.00	5,500,353.88
Totals					667,090.69	3,907,374.12	7,689,769.77	138,190,728.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		60,059,702	0	60,059,702		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		623,028,869	571,108,756	24,939,322		26,980,792
49 - 60 Months		0	0	0		0
> 60 Months		11,785,000	11,785,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	694,873,571	582,893,756	52,040,494	0	59,939,322	0
Dec-25	695,563,178	610,507,878	25,095,627	0	59,959,673	0
Nov-25	696,290,859	636,309,750	0	0	59,981,110	0
Oct-25	696,975,244	636,973,926	0	0	60,001,318	0
Sep-25	697,697,889	637,675,272	0	0	60,022,617	0
Aug-25	698,377,089	630,330,005	8,004,400	0	60,042,684	0
Jul-25	699,207,281	605,848,829	8,015,959	0	85,342,493	0
Jun-25	699,921,897	578,654,837	8,028,320	27,836,678	85,402,062	0
May-25	700,592,830	579,163,059	35,973,030	0	85,456,741	0
Apr-25	702,110,777	616,594,906	0	0	85,515,871	0
Mar-25	702,773,264	617,203,165	0	10,644,316	74,925,783	0
Feb-25	712,107,792	631,350,307	20,589,992	10,667,493	49,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	323000001	35,000,000.00	35,000,000.00	153,000,000.00	01/22/25	7,182,736.00	1.05340	12/31/24	11/06/24	I/O
3	323000003	19,271,993.83	19,416,421.31	215,000,000.00	08/01/19	4,466,085.00	0.84260	06/30/25	12/06/29	I/O
3A	323000103	7,708,797.73	7,767,672.14		08/01/19	23,369,629.25	1.94000	--	12/06/29	I/O
9	323000009	9,350,635.21	9,378,679.46	57,900,000.00	09/24/25	1,835,841.50	1.22070	06/30/25	10/06/24	I/O
9A	323000109	9,350,635.21	9,378,679.46	57,900,000.00	09/24/25	4,766,341.80	1.56000	--	10/06/24	I/O
9B	323000209	6,358,431.81	6,377,501.91	57,900,000.00	09/24/25	4,766,341.80	1.56000	--	10/06/24	I/O
18	323000018	14,500,000.00	14,500,000.00	18,100,000.00	07/22/25	439,256.00	0.76030	09/30/20	09/05/29	I/O
29	323000029	10,439,321.54	10,706,570.68	12,500,000.00	03/12/25	337,098.23	0.99970	06/30/25	12/01/29	I/O
Totals		111,979,815.33	112,525,524.96	572,300,000.00		47,163,329.58

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	323000001	OF	CA	11/19/24	5

Maturity default 11/6/2024 and subsequent transfer to special servicing 11/8/2024. K-Star Asset Management LLC took over as successor special servicer effective 6/17/2025. A Hello Letter and draft successor PNA was sent to the Borrower on

6/25/2025 (prior PNA between Borrower and Midland was executed 10/17/2024). Noteholder has changed counsel and is evaluating all resolution strategies afforded to Noteholder under the loan documents. The loan's OPB is $350MM

(comprised of 6 pari passu A Notes tota ling $203.6MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)), and is secured via lender's 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building

	located in the FiDi neighborhood within San Francisco 's CBD.

3	323000003	LO	Various	04/30/24	3

Borrower filed chapter 11 bankruptcy on June 26, 2024. Borrower and Lender came to an agreement on a court-approved plan to sell all collateral. Ultimately, Lender was the successful bidder at the 363 Sale on September 25, 2025. On

November 12, 202 5, the transfer of title to all the Properties in the Portfolio was completed and the Portfolio is now REO. Updates regarding the wind-down of the litigation will be provided as they become available. Sale strategies being explored

	while railroad contract extensions being negotiated.

3A	323000103	Various	Various	04/30/24	3

Borrower filed chapter 11 bankruptcy on June 26, 2024. Borrower and Lender came to an agreement on a court-approved plan to sell all collateral. Ultimately, Lender was the successful bidder at the 363 Sale on September 25, 2025. On

November 12, 202 5, the transfer of title to all the Properties in the Portfolio was completed and the Portfolio is now REO. Updates regarding the wind-down of the litigation will be provided as they become available. Sale strategies being explored

	while railroad contract extensions being negotiated.

9	323000009	OF	NV	10/15/24	11

The Borrower requested an extension of the loan to facilitate the renewal and downsizing of current 100% NNN tenant United Health Care. That extension closed May 2025. UHC's current term expires on 12/31/2025. Full building tenant UHC ha announce d departure at 12/31/25 lease expiration and borrower is working with two possible replacement tenants. Borrower has expressed interest in a second one-year extension. Have negotiated those terms and are preparing to close

	that forbearance within Q1/202 6

9A	323000109	Various	Various	10/15/24	11

The Borrower requested an extension of the loan to facilitate the renewal and downsizing of current 100% NNN tenant United Health Care. That extension closed May 2025. UHC's current term expires on 12/31/2025. Full building tenant UHC ha announce d departure at 12/31/25 lease expiration and borrower is working with two possible replacement tenants. Borrower has expressed interest in a second one-year extension. Have negotiated those terms and are preparing to close

	that forbearance within Q1/202 6

9B	323000209	Various	Various	10/15/24	11

The Borrower requested an extension of the loan to facilitate the renewal and downsizing of current 100% NNN tenant United Health Care. That extension closed May 2025. UHC's current term expires on 12/31/2025. Full building tenant UHC ha announce d departure at 12/31/25 lease expiration and borrower is working with two possible replacement tenants. Borrower has expressed interest in a second one-year extension. Have negotiated those terms and are preparing to close

	that forbearance within Q1/202 6

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	2

Loan transferred to Special Servicing due to payment default and delinquent financial reporting issues. Receivership order has been entered by the Court. Receiver is working on all property issues. Court granted the motion for civil contempt agains t the Borrower for failure to comply with the Receivership Order. Motion for summary judgment has been granted. Foreclosure strategy ongoing. Supplemental affidavit requested from hearing on 11/13 for amounts owed under FC.

29	323000029	MF	PA	11/06/24	13

Loan transferred to Special Servicing in November 2024. Borrower requested a loan modification, but was not able to arrive at agreed upon terms with the Special Servicer. Borrower has indicated they would be cooperative with a transition of collate ral to Lender. Special Servicer is dual tracking, and looking at a potential property sale / loan assumption.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	323000009	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9A	323000109	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
9B	323000209	0.00	4.97948%	0.00	4.97948%	9	05/22/25	10/06/24	--
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
13	323000013	0.00	4.34000%	0.00	4.34000%	10	08/11/20	07/01/20	07/21/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	09/11/20	06/06/20	07/30/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00	4.63000%	10	05/01/20	06/01/20	06/11/20
33	303161352	0.00	4.63000%	0.00	4.63000%	10	06/11/20	06/01/20	05/01/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	7,534.72	0.00	0.00	31,194.82	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	5,829.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,402.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	6,378.48	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,767.17	0.00	0.00	37,573.30	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,340.47

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30